Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Provision (recovery) of doubtful accounts	$ 10,904	$ 15,213	$ (1,761)